Stockholders' Equity - Common Stock (Details) - USD ($)							3 Months Ended			7 Months Ended	10 Months Ended	12 Months Ended
	Sep. 21, 2018	Jul. 25, 2018	Jun. 01, 2018	Nov. 28, 2017	May 31, 2017	Apr. 11, 2017	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Stock [Abstract]
Common stock issued (in shares)		6,723		10,000
Proceeds from sale of common stock, net							$ 1,919,000		$ (150,000)			$ 0	$ 0
Common stock issued, value							$ 1,873,000		$ 27,000			$ 1,624,000	$ 12,716,000
Common Stock [Member]
Common Stock [Abstract]
Common stock issued (in shares)		6,723		10,000			139,855		201			92,169	24,474
Share issued, price per share						$ 550.00
Common Stock [Member] | Maxim Group LLC [Member]
Common Stock [Abstract]
Common stock issued (in shares)					1,698	17,881
Share issued, price per share					$ 550.00	$ 520.00
Proceeds from sale of common stock, net					$ 800,000	$ 8,700,000
Closing of offering date						Apr. 17, 2017
Number of days granted as option to purchase additional shares of common stock to underwriter						45 days
Additional shares of common stock						1,888
Common Stock [Member] | B. Riley FBR [Member] | Sales Agreement [Member]
Common Stock [Abstract]
Common stock issued (in shares)										1,584	200,000
Proceeds from sale of common stock, net										$ 1,700,000	$ 3,800,000
Common Stock [Member] | B. Riley FBR [Member] | Sales Agreement [Member] | Maximum [Member]
Common Stock [Abstract]
Proceeds from sale of common stock, net			$ 6,500,000
Common Stock [Member] | B. Riley FBR [Member] | ATM Program [Member] | Sales Agreement [Member]
Common Stock [Abstract]
Common stock issued (in shares)										79,234	200,000
Proceeds from sale of common stock, net										$ 1,700,000
Proceeds from sale of common stock, net							$ 3,800,000				$ 3,800,000
Common Stock [Member] | B. Riley FBR [Member] | ATM Program [Member] | Sales Agreement [Member] | Maximum [Member]
Common Stock [Abstract]
Proceeds from sale of common stock, net			$ 6,500,000
Common Stock [Member] | Lincoln Park Capital Fund, LLC [Member]
Common Stock [Abstract]
Common stock issued, value	$ 5,000,000
Period exercisable from the date of issuance	24 months
Common stock issued (in shares)							0
Common Stock [Member] | Lincoln Park Capital Fund, LLC [Member] | Securities Purchase Agreement [Member]
Common Stock [Abstract]
Trading Volume of Common Shares	0
Upper Limit on the Price Per Share	$ 0
Common Stock [Member] | Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Common Stock [Abstract]
Beneficial ownership percentage of common stock outstanding	4.99%
Common Stock [Member] | Lincoln Park Capital Fund, LLC [Member] | Maximum [Member] | Single Regular Purchase [Member]
Common Stock [Abstract]
Common stock issued (in shares)	5,000
Common stock issued (in shares)	5,000
Common Stock [Member] | Lincoln Park Capital Fund, LLC [Member] | Minimum [Member] | Single Regular Purchase [Member]
Common Stock [Abstract]
Common stock issued, value	$ 1,000,000
Common Stock [Member] | Lincoln Park Capital Fund, LLC [Member] | Purchase Agreement [Member]
Common Stock [Abstract]
Common stock issued (in shares)								12,802
Proceeds from sale of common stock, net								$ 300,000
Common stock issued (in shares)								12,802
Common Stock [Member] | Lincoln Park Capital Fund, LLC [Member] | Purchase Agreement [Member] | Maximum [Member]
Common Stock [Abstract]
Floor price of per share	$ 12.50